Key Management Personnel Disclosures - Summary of Directors and Key Management Personnel Compensation (Detail) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of key management personnel compensation [line items]
Short-term employee benefits	$ 1,360,554	$ 1,588,899	$ 1,521,119
Long-term employee benefits	6,367	11,115	11,429
Post-employment benefits	31,558	33,458	36,370
Share-based payments	1,014,688	789,633	1,740,238
Total employee benefits	$ 2,413,167	$ 2,423,105	$ 3,309,156